Note 21 - Stock-based Compensation (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	33,853	31,267	30,151
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 22.97	$ 23.30	$ 21.70
Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	33,853	31,267	30,151
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 22.97	$ 23.30	$ 21.70
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	57,033
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	8 years 62 days
Share-based Payment Arrangement, Expense, after Tax	$ 266,000	$ 165,000	$ 100,000
Share-based Payment Arrangement, Option [Member] | Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	250,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount	$ 263,000	$ 213,000	$ 192,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	3 years	3 years	3 years